SEGMENTED REPORTING (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Disclosure of operating segments [Table Text Block]

At August 31, 2019	Assets	Liabilities

Canada	$4,983	$39,278
South Africa	38,680	5,542
	$43,663	$44,820

At August 31, 2018	Assets	Liabilities

Canada	$3,333	$58,396
South Africa	38,516	2,983
	$41,849	$61,379

Comprehensive Loss (Income) for the year ended	August 31, 2019	August 31, 2018

Canada	$16,471	$23,401
South Africa	200	(4,254)
	$16,671	$19,147